Other operating income (expense), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income (expense), net
Gain (loss) on disposal of property, plant and equipment and assets classified as held-for-sale	$ 17,513,000	$ (1,846,000)	$ 28,949,000
Impairment loss recognised in profit or loss, property, plant and equipment		(7,529,000)	0
Government funding(Note 11.5)	27,444,000	9,542,000	2,697,000
Loss on deconsolidation of subsidiaries			(57,000)
Others		10,000	5,000
Other operating income (expense), net	44,957,000	$ 177,000	$ 31,594,000
Gain related to sale and lease back transactions	$ 6,900,000